Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statutory income tax rate for the years	25.00%	25.50%	25.50%
Income Tax Examination, Liability Recorded	$ 5,300,000
Valuation Allowance, Deferred Tax Asset, Change in Amount	2,300,000
Unrecognized tax benefits that would impact effective tax rate	6,300,000	8,000,000
Unrecognized tax benefits which may be realized	500,000
Recognized interest income	100,000	100,000
Accrued interest included in accrued and other liabilities	500,000	400,000
Net deferred tax liability	181,477,000	163,258,000
Total foreign net operating losses	39,400,000	57,600,000
Net operating loss (NOL) carryforwards	5,100,000	23,500,000
Operating loss carryforwards other foreign	34,300,000	34,100,000
Valuation allowance amounts	4,300,000	5,400,000
Decrease in valuation allowance	1,100,000	10,200,000
Undistributed Earnings Of Foreign Subsidiaries	17,800,000
Deferred tax liabilities on unremitted earnings of certain subsidiary	$ (1,175,000)	$ (1,042,000)